Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,809,041	767,225
Average exercise price	$ 100.88	$ 102.33